Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
4G Wireless Assets [Member]
Disclosure of summary of significant accounting policies [line items]
Property plant and equipment useful lives		5 years
Previously Estimated [Member] | 4G Wireless Assets [Member]
Disclosure of summary of significant accounting policies [line items]
Property plant and equipment useful lives	5 years
Current Estimate Due To Change In Accounting Policy [Member] | 4G Wireless Assets [Member]
Disclosure of summary of significant accounting policies [line items]
Property plant and equipment useful lives	7 years
Top of range [member] | Foreign countries [member]
Disclosure of summary of significant accounting policies [line items]
Foreign assets percentage	5.00%
Foreign operating revenue percentage	5.00%